Operating leases, from the perspective as a lessee - Schedule of Maturity Analysis of Operating Lease Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Maturity Analysis of Operating Lease Liabilities [Abstract]
2025	$ 1,380,935
2026	722,436
2027	655,933
2028	686,193
2029	717,589
Thereafter	556,344
Total lease payment	4,719,430
Less: imputed interest	(687,850)
Present value of operating lease liabilities	4,031,580	$ 6,676,300
Less: current obligation	(1,144,338)
Long-term obligation at December 31, 2024	$ 2,887,242